Consolidated Statement of Cash Flows (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Proceeds from factoring arrangement	₽ 0	₽ 1	₽ 214
Payments from factoring arrangement	₽ 117	₽ 353	₽ 2,222